497(e)
                                                                      333-142461

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 15, 2010 TO THE MAY 1, 2010 PROSPECTUS FOR:

MEMBERS RETIREMENT PROGRAM
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the EQ/AllianceBernstein International Portfolio. Please note the following changes described below.

CHANGES TO THE EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

A. FEE TABLE

The following is changed under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown in the Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                                         ACQUIRED     TOTAL ANNUAL    FEE WAIVERS      NET TOTAL
                                                                        FUND FEES       EXPENSES        AND/OR          ANNUAL
                                                                       AND EXPENSES     (BEFORE         EXPENSE         EXPENSES
                                     MANAGEMENT     12B-1    OTHER     (UNDERLYING      EXPENSE       REIMBURSE-     (AFTER EXPENSE
 PORTFOLIO NAME                         FEES        FEES    EXPENSES    PORTFOLIOS)   LIMITATIONS)       MENTS        LIMITATIONS)
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International      0.40%         --     0.13%          --             0.53%           --              0.53%
------------------------------------------------------------------------------------------------------------------------------------

B. PORTFOLIOS OF THE TRUSTS

In the table under "Portfolios of the Trusts" in "Investment options," the investment objective for the Portfolio has been deleted in its entirety and replaced with the following:

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME          OBJECTIVE                                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN   Seeks to achieve a total return (before expenses) that     AllianceBernstein L.P.
 INTERNATIONAL         approximates the total return performance of 40% DJ
                       EuroSTOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX
                       Index, and 10% S&P/ASX 200 Index, including reinvestment
                       of dividends, at a risk level consistent with that of the
                       composite index.
------------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein L.P. will continue to be the Sub-Adviser to the Portfolio and AXA Equitable Life Insurance Company will continue to be its Investment Manager. See "Portfolios of the Trusts" in your Prospectus for more information.




   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                  212-554-1234

MRP (AR) NB/IF                                                            x03396

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 15, 2010 TO THE CURRENT PROSPECTUS FOR RETIREMENT INVESTMENT ACCOUNT(R)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the EQ/AllianceBernstein International Portfolio. Please note the following changes described below.


CHANGES TO THE EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO


A. FEE TABLE

The following is changed under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown in the Prospectus.


--------------------------------------------------------------------------------
                                                   Trust Related Expenses

                                       Separate
                                        Account
                                        Annual
                                        Expense
                                       Adminis-
                                        trative           Manage-
 Portfolio Name                         Charge           ment Fees
--------------------------------------------------------------------------------
 EQ Advisors Trust:
--------------------------------------------------------------------------------
EQ/AllianceBernstein International       0.05%             0.40%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                 Trust Related Expenses

                                                           Acquired      Total Annual                    Net Total
                                                           Fund Fees       Expenses      Fee Waivers      Annual
                                                              and          (Before         and/or        Expenses
                                                            Expenses       Expense         Expense        (After
                                       12b-1     Other     (Underlying      Limita-       Reimburse-      Expense
 Portfolio Name                         Fees    Expenses   Portfolios)      tions)          ments       Limitations)
--------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
--------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International       --      0.13%         --            0.53%            --           0.53%
--------------------------------------------------------------------------------------------------------------------------

B. PORTFOLIOS OF THE TRUSTS

In the table under "Portfolios of the Trusts" in "RIA features and benefits", the investment objective for the Portfolio has been deleted in its entirety and replaced with the following:

-----------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                   Investment Manager (or Sub-Adviser(s),
Portfolio Name          Objective                                                   as applicable)
-----------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN   Seeks to achieve a total return (before expenses) that       AllianceBernstein L.P.
 INTERNATIONAL         approximates the total return performance of 40% DJ
                       EuroSTOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX
                       Index, and 10% S&P/ASX 200 Index, including reinvestment
                       of dividends, at a risk level consistent with that of the
                       composite index.
-----------------------------------------------------------------------------------------------------------------------------

AllianceBernstein L.P. will continue to be the Sub-Adviser to the Portfolio and AXA Equitable Life Insurance Company will continue to be its Investment Manager. See "Portfolios of the Trusts" in your Prospectus for more information.


 Retirement Investment Account(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company.
                   Distributed by affiliate AXA Advisors LLC
                1290 Avenue of the Americas, New York, NY 10104
   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

RIA-03 (12/10)                                                            x03398
(AR) NB/IF                                            Catalog No. 146235 (12/10)